Business Acquisitions (Details 1) - VEO Purchase Price [Member]	1 Months Ended
Jan. 31, 2019 USD ($)
Cash	$ 55,261
Fixed and other long-term assets	4,000
Assumed liabilities	(40,531)
Intangible assets and goodwill:
Total intangible assets and goodwill	13,196,270
Total Consideration	13,215,000
Technology [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	6,410,000
Goodwill [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	$ 6,786,270